Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2014		2013
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 128,350	6.79%	$ 601,558	8.24%
British pound	783,671	41.47	200,024	2.74
Canadian dollar	170,686	9.03	413,483	5.67
Czech koruna	9,022	0.48	(10,705)	(0.15)
Euro	598,654	31.68	1,804,353	24.73
Hong Kong dollar	52,989	2.80	310,030	4.25
Hungarian forint	(200,728)	(10.62)	17,183	0.24
Japanese yen	62,508	3.31	1,148,992	15.74
Korean won	225,094	11.91	210,778	2.89
Malaysian ringgit	(122)	(0.01)	32,728	0.45
Norwegian krone	13,190	0.70	(35,963)	(0.49)
Polish zloty	(350,211)	(18.53)	99,571	1.36
Singapore dollar	6,043	0.32	92,918	1.27
South African rand	(35,083)	(1.86)	402,690	5.52
Swedish krona	30,949	1.64	(83,625)	(1.15)
Turkish lira	(199,049)	(10.53)	601,652	8.24
U.S. dollar	593,541	31.42	1,492,007	20.45

Total	$ 1,889,504	100.00%	$ 7,297,674	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 762,163	$ (30,347)	$ 731,816
Grains	400	(253,029)	-	-	(252,629)
Interest rates	2,130,457	(863,057)	-	(235,011)	1,032,389
Livestock	3,090	(22,530)	65,050	-	45,610
Metals	17,174	(1,866,452)	1,245,270	(37,841)	(641,849)
Softs	6,540	(870)	564,493	(15,535)	554,628
Stock indices	1,359,895	(488,632)	225,100	(59,127)	1,037,236

Total futures contracts	3,517,556	(3,494,570)	2,862,076	(377,861)	2,507,201

Forward currency contracts	664,940	(2,382,810)	2,583,894	(1,483,721)	(617,697)

Total futures and
forward currency contracts	$ 4,182,496	$ (5,877,380)	$ 5,445,970	$ (1,861,582)	$ 1,889,504

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 388,742	$ (564,649)	$ 141,550	$ (288,285)	$ (322,642)
Grains	11,122	(864,056)	699,110	(12,047)	(165,871)
Interest rates	353,905	(2,649,035)	113,396	(228,434)	(2,410,168)
Livestock	55,840	(4,130)	6,860	(25,530)	33,040
Metals	4,158,465	(329,026)	153,641	(1,494,299)	2,488,781
Softs	15,020	(85,149)	129,991	(31,463)	28,399
Stock indices	7,480,395	(40,503)	179,079	(25,499)	7,593,472

Total futures contracts	12,463,489	(4,536,548)	1,423,627	(2,105,557)	7,245,011

Forward currency contracts	2,348,138	(2,617,224)	937,404	(615,655)	52,663

Total futures and
forward currency contracts	$ 14,811,627	$ (7,153,772)	$ 2,361,031	$ (2,721,212)	$ 7,297,674

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2014	2013	2012

Futures contracts:
Energies	$ 2,981,313	$ (9,244,714)	$ (9,616,856)
Grains	3,623,367	2,931,562	(7,690,728)
Interest rates	37,531,206	(31,272,082)	24,444,275
Livestock	893,890	47,540	(1,158,380)
Metals	(2,488,313)	(3,039,993)	(12,773,525)
Softs	2,095,657	1,364,117	3,389,662
Stock indices	2,913,996	41,701,461	(3,683,359)

Total futures contracts	47,551,116	2,487,891	(7,088,911)

Forward currency contracts	1,318,519	(16,423,701)	(16,973,106)

Total futures and forward currency contracts	$ 48,869,635	$ (13,935,810)	$ (24,062,017)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2014		2013		2012
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 58,506,140	$ 36,503,884	$ 71,637,547	$ 48,300,516	$ 74,820,385	$ 88,376,901
Grains	18,708,435	17,339,007	25,104,204	28,410,091	26,413,270	21,155,358
Interest rates	684,099,838	29,797,825	763,634,747	98,936,097	1,392,478,396	13,707,348
Livestock	6,012,536	2,708,046	3,945,350	7,746,144	-	6,183,656
Metals	32,405,876	13,151,885	34,532,110	36,657,310	24,635,116	47,230,107
Softs	5,798,787	7,150,901	9,004,985	17,986,347	3,769,785	27,166,883
Stock indices	264,077,146	6,713,147	394,409,752	4,163,167	195,268,153	67,827,053

Total futures
contracts	1,069,608,758	113,364,695	1,302,268,695	242,199,672	1,717,385,105	271,647,306

Forward currency
contracts	228,857,494	65,941,926	395,040,766	138,986,355	431,007,736	367,222,250

Total average
notional	$ 1,298,466,252	$ 179,306,621	$ 1,697,309,461	$ 381,186,027	$ 2,148,392,841	$ 638,869,556

Offsetting Of Derivative Assets And Liabilities

The following tables summarize the valuation of the Trust’s investments as December 31, 2014 and 2013.

Offsetting of derivative assets and liabilities at December 31, 2014

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 2,697,244	$ (898,740)	$ 1,798,504
Counterparty D	3,682,388	(2,973,691)	708,697
Total futures contracts	6,379,632	(3,872,431)	2,507,201

Forward currency contracts
Counterparty G	1,085,849	(1,019,468)	66,381

Total assets	$ 7,465,481	$ (4,891,899)	$ 2,573,582

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$ 2,847,063	$ (2,162,985)	$ 684,078

Total liabilities	$ 2,847,063	$ (2,162,985)	$ 684,078

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,798,504	$ -	$ (1,798,504)	$ -
Counterparty D	708,697	-	(708,697)	-
Counterparty G	66,381	-	(66,381)	-

Total	$ 2,573,582	$ -	$ (2,573,582)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 684,078	$ -	$ (684,078)	$ -

Total	$ 684,078	$ -	$ (684,078)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Trust by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014

(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2014

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2013

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty A	$ 3,555,891	$ (1,239,418)	$ 2,316,473
Counterparty C	6,832,140	(3,220,492)	3,611,648
Counterparty D	3,499,085	(2,182,195)	1,316,890
Total futures contracts	13,887,116	(6,642,105)	7,245,011

Forward currency contracts
Counterparty F	1,074,713	(695,295)	379,418
Counterparty G	487,686	(269,856)	217,830
Total forward currency contracts	1,562,399	(965,151)	597,248

Total assets	$ 15,449,515	$ (7,607,256)	$ 7,842,259

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	2,267,728	(1,723,143)	544,585

Total liabilities	$ 2,267,728	$ (1,723,143)	$ 544,585

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty A	$ 2,316,473	$ -	$ (2,316,473)	$ -
Counterparty C	3,611,648	-	(3,611,648)	-
Counterparty D	1,316,890	-	(1,316,890)	-
Counterparty F	379,418	-	(379,418)	-
Counterparty G	217,830	-	(217,830)	-

Total	$ 7,842,259	$ -	$ (7,842,259)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	544,585	-	(544,585)	-

Total	$ 544,585	$ -	$ (544,585)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Trust by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013

(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2013